PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 43,995	$ 28,863
Accumulated depreciation	33,300	19,056
Depreciated cost	10,695	9,807
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,435	18,503
Accumulated depreciation	27,011	14,737
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,858	4,309
Accumulated depreciation	4,017	2,682
Buildings and Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,702	6,051
Accumulated depreciation	$ 2,272	$ 1,637